Principal Group companies (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Principal Subsidiaries and Their Countries of Incorporation
The following represent the principal subsidiaries and their countries of incorporation of the Group at 31 December 2022. The equity share capital of these entities is shown in the percentage columns. All companies are incorporated in their principal country of operation except where stated.

England	%

Glaxo Group Limited	100

Glaxo Operations UK Limited	100

Glaxo Wellcome UK Limited	100

GlaxoSmithKline Capital plc	100

GlaxoSmithKline Export Limited	100

GlaxoSmithKline Finance plc	100

GlaxoSmithKline Holdings Limited (a)	100

GlaxoSmithKline IHC Limited	100

GlaxoSmithKline Intellectual Property (No.2) Limited	100

GlaxoSmithKline Intellectual Property (No.3) Limited	100

GlaxoSmithKline Intellectual Property (No.4) Limited	100

GlaxoSmithKline Intellectual Property Development Limited	100

GlaxoSmithKline Intellectual Property Limited	100

GlaxoSmithKline Research & Development Limited	100

GlaxoSmithKline Services Unlimited (a)	100

GlaxoSmithKline UK Limited	100

GlaxoSmithKline US Trading Limited	100

Setfirst Limited	100

SmithKline Beecham Limited	100

ViiV Healthcare Finance Limited	78.3

ViiV Healthcare UK (No.3) Limited	78.3

Viiv Healthcare UK Limited	78.3

Scotland	%

GSK (No.1) Scottish Limited Partnership (c)

GSK (No.2) Scottish Limited Partnership (c)

GSK (No.3) Scottish Limited Partnership (d)

US	%

Affinivax, Inc	100

Corixa Corporation	100

GlaxoSmithKline Capital Inc.	100

GlaxoSmithKline Holdings (Americas) Inc.	100

GlaxoSmithKline LLC	100

GSK Equity Investments, Limited	100

Human Genome Sciences, Inc	100

Stiefel Laboratories, Inc	100

Tesaro, Inc.	100

ViiV Healthcare Company	78.3

Europe	%

GlaxoSmithKline AG (Switzerland)	100

GlaxoSmithKline B.V. (Netherlands)	100

GlaxoSmithKline Biologicals SA (Belgium)	100

GlaxoSmithKline GmbH & Co. KG (Germany)	100

GlaxoSmithKline Pharma GmbH (Austria)	100

GlaxoSmithKline Pharmaceuticals SA (Belgium)	100

GlaxoSmithKline S.A. (Spain)	100

GlaxoSmithKline S.p.A. (Italy)	100

GlaxoSmithKline Single Member A.E.B.E. (Greece)	100

GlaxoSmithKline Trading Services Limited (Republic of Ireland) (b)	100

GSK Capital B.V. (Netherlands) (b)	100

GSK Services Sp z o.o. (Poland)	100

GSK Vaccines GmbH (Germany)	100

GSK Vaccines S.r.l. (Italy)	100

JSC GlaxoSmithKline Trading (Russia)	100

Laboratoire GlaxoSmithKline (France)	100

Laboratorios ViiV Healthcare, S.L. (Spain)	78.3

ViiV Healthcare GmbH (Germany)	78.3

ViiV Healthcare S.r.l. (Italy)	78.3

ViiV Healthcare SAS (France)	78.3

Others	%

Glaxo Saudi Arabia Limited (Saudi Arabia)	75

Glaxo Wellcome Manufacturing Pte Ltd (Singapore)	100

GlaxoSmithKline (Thailand) Limited (Thailand)	100

GlaxoSmithKline Australia Pty Ltd (Australia)	100

GlaxoSmithKline Brasil Limitada (Brazil)	100

GlaxoSmithKline Far East B.V. (Taiwan)	100

GlaxoSmithKline Ilaclari Sanayi ve Ticaret A.S. (Turkey)	100

GlaxoSmithKline Inc. (Canada)	100

GlaxoSmithKline K.K. (Japan)	100

GlaxoSmithKline Korea Limited (Republic of Korea)	100

GlaxoSmithKline Limited (Hong Kong)	100

GlaxoSmithKline Mexico S.A. de C.V. (Mexico)	100

GlaxoSmithKline Pakistan Limited (Pakistan)	82.6

GlaxoSmithKline Pharmaceuticals Limited (India)	75

GSK Enterprise Management Co, Ltd (China)	100

GSK Pharma Vietnam Company Limited (Vietnam)	100

ID Biomedical Corporation of Quebec (Canada)	100

ViiV Healthcare K.K (Japan)	78.3

ViiV Healthcare ULC (Canada)	78.3

(a)	Directly held wholly-owned subsidiary of GSK plc.
(b)	Tax resident in UK.
(c)
GSK GP 1 Limited is a subsidiary undertaking of GSK plc and Berkeley Square Pension Trustee Company Limited and is the general partner of GSK (No.1) Scottish Limited Partnership and GSK (No.2) Scottish Limited Partnership. GSK GP
1
Limited’s share capital is
99
% indirectly owned by GSK plc and
1
% owned by Berkeley Square Pension Trustee Company Limited.

(d)	GSK GP 2 Limited is a subsidiary undertaking of GSK plc and is the general partner of GSK (No.3) Scottish Limited Partnership. GSK GP 2 Limited’s share capital is 100 % indirectly owned by GSK plc.